Deferred revenue	12 Months Ended
Dec. 31, 2025
Contract liabilities [abstract]
Deferred revenue	31. Deferred revenue

Significant accounting judgements and estimates
Upfront cash deposits received for streaming transactions have been accounted for as contract liabilities (deferred revenue) in the scope of IFRS 15. These contracts are not financial instruments because they will be satisfied through the delivery of non-financial items
(i.e. delivering of metal ounces) as part of the Group’s expected sale requirements, rather than cash or financial assets. It is the intention to satisfy the performance obligations under these streaming arrangements through the Group’s production, and revenue will be recognised over duration of the contracts as the Group satisfies its obligation to deliver metal ounces. Where these contracts are of a long-term nature and the Group received a portion of the consideration at the inception, these contracts contain a significant financing component under IFRS 15. In these instances, the Group therefore makes a critical estimate of the discount rate that should be applied to the contract liabilities over the life of contracts where applicable.
Inputs to the model to unwind the Wheaton International advance received to revenue
The advance received has been recognised on the statement of financial position as deferred revenue. The deferred revenue will be recognised as revenue in profit or loss based on the metal ounces/credits in relation to the expected total amount of metal credits to be delivered over the term of the arrangement.

Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognised as revenue. Key inputs into the model are:
Key input	Estimate at year end	Further information
Estimated financing rate over life of arrangement	4.6% - 5.2%	Rate applied to discount the palladium and gold stream
Remaining life of stream	Approximately 66 years
The life of the stream is based on the approved life-of-mine for the US PGM operations, plus a determined number of resources. The resources included were determined based on an evaluation of specific mining areas and possible projects at the mining areas.

Palladium entitlement percentage	4.5%
The palladium entitlement percentage will be either 4.5%, 2.25% or 1% over the life of the mine, depending on whether or not the advance has been fully reduced, and a certain number of contractual ounces have been delivered (375,000 ounces for the first trigger drop down to 2.25%and 550,000 ounces for the second trigger drop down rate to 1%).

Gold entitlement percentage	100%	The gold entitlement percentage will be 100% over the life of the mine.
Monthly cash percentage	18%
The monthly cash payment to be received is 18%, 16%, 14% or 10% of the market price of the metal credit delivery to Wheaton International while the advance is not fully reduced. After the advance has been fully reduced, the cash percentage is
22%, 20%, 18% or 14%. The percentage applicable depends on the investment grade of the Group and its leverage ratio. As long as Sibanye-Stillwater’s current investment grade condition as stipulated in the contract remains, the monthly cash percentage decreases if the Group’s leverage ratio increases above 3.5:1. The balance of the ounces in the monthly delivery (i.e. 100%-18%= 82%) is then used to determine the utilisation of the deferred revenue balance.

Commodity prices	Five day simple average calculated the day before delivery	The value of each metal credit delivery is determined in terms of the contract.

Inputs to the model to unwind the Franco-Nevada advance received to revenue
Key input	Estimate at year end	Further information
Estimated financing rate over life of the arrangement	8.76%	Rate applied at initial recognition to discount the platinum and gold stream, based on the expected gold and platinum to be delivered (including a determined number of resources).
Remaining life of stream	Marikana - 84 years Rustenburg - 106 years
The life of the stream is based on the approved life-of-mine for Marikana,
Rustenburg (excluding Kroondal) and Kroondal plus a determined number of resources. The resources included were determined based on an evaluation of specific mining areas and possible projects at the mining areas.

Platinum entitlement percentage	1% of platinum production
1% of refined platinum ounces up to delivery of 48,000 ounces, after which it increases to 2.1% of refined platinum ounces up to delivery of 294,000 ounces in aggregate, after which the platinum stream is completed.

Gold entitlement percentage	1.1% of 4E PGM production
1.1% of 4E PGM ounces produced up to delivery of 87,500 ounces of refined gold, after which it decreases to 0.75% of 4E PGM ounces produced up to delivery of
237,000 ounces of refined gold in aggregate, after which it is 80% of refined gold production.

Monthly cash percentage	5% of spot gold and spot platinum price	The gold cash payment is 5% until 237,000 refined ounces is delivered after which it increases to 10%. Platinum is fixed at 5% over the life of the stream.
Allocation of stream between commodities over the expected life of the arrangement	Gold - 69% Platinum - 31%	The US$500 million prepayment was allocated between gold and platinum at inception of the stream based on forward commodity consensus prices.
Covenants reduction date	28 February 2034
The covenant reduction date is the date on which the aggregate gold and platinum deliveries under the terms of the stream exceeds US$600 million. Once the covenant reduction date is reached, certain limitations on incurring debt and encumbrances on assets fall away and instances where the production payments are limited to a nominal fixed amount per ounce no longer apply.

Any changes to the above key inputs could significantly change the quantum of the cumulative revenue amount recognised in profit or loss. Any changes in the life-of-mine are accounted for prospectively as a cumulative catch-up in the year that the life-of-mine estimate above changes, or the inclusion of resources changes.

Accounting policy
Consideration received in advance is recognised as a contract liability (deferred revenue) under IFRS 15 as control has not yet transferred.
Where a significant financing component is identified as a result of the difference in the timing of advance consideration received and when control of the metal promised transfers, interest expenses on the deferred revenue balance are recognised in finance costs.
Where a contract has a period of a year or less between receiving advance consideration and when control of the metal promised transfers, the Group may elect on a contract-by-contract basis to apply the IFRS 15 practical expedient not to adjust for the effects of a significant financing component.

Wheaton Stream
In July 2018, the Group entered into a gold and palladium supply arrangement with Wheaton International in exchange for an upfront advance payment of R6,555 million (US$500 million) (Wheaton Stream). 100% of refined mined gold and currently 4.5% of refined mined palladium from the Stillwater operations will be delivered to Wheaton International over the life-of-mine of the US PGM operations. In addition to the advance payment, Wheaton International currently pays the Group 18% cash based on the value of gold and palladium deliveries each month. The arrangement has been accounted for as a contract in the scope of IFRS 15 whereby the advance payment has been recorded as deferred revenue. The revenue from the advance payment is recognised as the gold and palladium is allocated to the appropriate Wheaton International account. An interest cost, representing the significant financing component of the upfront deposit on the deferred revenue balance, is also recognised as part of finance costs. This finance cost increases the deferred revenue balance, ultimately resulting in revenue when the deferred revenue is recognised over the life of the stream.
Franco-Nevada stream
On 19 December 2024 Sibanye-Stillwater entered into a US$500 million streaming agreement with Franco-Nevada in exchange for the sale of gold and platinum streams with reference to the Marikana, Kroondal, and Rustenburg operations. The last condition precedent was completed during February 2025, after which US$500 million (R9,215 million) upfront cash payment was received on 28 February 2025. The arrangement is accounted as a contract in the scope of IFRS 15 whereby the advance payment has been recorded as deferred revenue.
The revenue from the advance payment is recognised as the gold and platinum is allocated to the appropriate Franco-Nevada account.
An interest cost, representing the significant financing component of the upfront deposit on the deferred revenue balance, is also recognised as part of finance costs. This finance cost increases the deferred revenue balance, ultimately resulting in revenue when the deferred revenue is recognised over the life of the stream.
Gold prepay
On 21 August 2024, Sibanye-Stillwater, through its subsidiary SGL, concluded a gold prepayment arrangement whereby the Group received a cash prepayment of R1,793 million in exchange for delivery of 1,497 kilograms of gold in equal monthly tranches (1,851 ounces per month) from October 2024 to November 2026. The revenue from the prepayment will be recognised in equal parts on delivery of the gold.
The gold price delivered under the prepayment is hedged with a cap price of R1,736,000 per kilogram and a floor price of R1,350,000 per kilogram. Sibanye-Stillwater receives, and recognises, the difference between the floor price and the spot price (subject to a maximum of the cap price) on delivery of the gold.
Chrome prepay
On 1 December 2024, Sibanye-Stillwater, through its subsidiary SRPM, commenced a chrome prepayment arrangement whereby the
Group received a cash prepayment of US$50 million (R905 million) for delivery of chrome concentrate. The delivery will be made monthly of minimum 40,000 tonnes (up to a maximum of 70,000 tonnes) of chrome concentrate until the prepaid amount (including interest) is settled in full. The prepayment is amortised over an estimated period of six months in accordance with the chrome price per tonne stipulated in the agreement.
The following table summarises the changes in deferred revenue:

Figures in million - SA rand	Note	2025	2024	2023
Balance at beginning of the year		8,643	6,632	6,420
Deferred revenue recognised on acquisition of subsidiary		—	120	198
Deferred revenue advance received[1]		10,745	3,307	935
Deferred revenue recognised during the period[2]		(4,221)	(1,768)	(1,252)
Interest charge	5.2	1,121	371	327
Foreign currency translation		(926)	(19)	4
Balance at the end of the year		15,362	8,643	6,632
Reconciliation of the deferred revenue transactions balance at year end:
Wheaton Stream		6,174	6,164	6,327
Gold prepay		819	1,626	—
Franco-Nevada stream		8,151	—	—
Chrome prepay		—	733	—
Century deferred proceeds[3]		101	—	305
Reldan deferred proceeds[3]		117	120	—
Balance at the end of the year		15,362	8,643	6,632

Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue		15,362	8,643	6,632
Current portion of deferred revenue		(1,204)	(1,660)	(305)
Non-current portion of deferred revenue		14,158	6,983	6,327
1The amount received for the year ended 31 December 2025 relates to the Franco-Nevada stream cash receipts amounting to R9,215 million, Century deferred proceeds, amounting to cash receipts of R1,097 million (2024: R366 million, 2023: R935 million)) and Reldan deferred proceeds amounting R433 million (2024: R243 million). The amount received in 2024 also includes the cash prepayments received in respect of the gold prepay and chrome prepay amounting to R1,793 million and R905 million, respectively. The amount received for 31 December 2022 relates to the toll treatment arrangement entered into by Marikana, representing cash receipts of R24 million
2Revenue recognised during the year of R4,221 million relates to R281 million recognised on the Wheaton Stream (2024: R455 million, 2023: R392 million), R851 million related to the Franco-Nevada stream, R1,001 million (2024: R662 million, 2023: R860 million) recognised in respect of Century deferred proceeds, R420 million (2024: R245 million)
recognised in respect of Reldan deferred proceeds, R935 million (2024: R234 million) recognised on the gold prepay and R733 million (2024: R172 million) recognised on the chrome prepay
3The deferred proceeds relate to agreements with limited customers of Century and Reldan where proceeds for products are received in advance. Delivery of sold product to customers is made between one and two months after receipt of the proceeds